First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.4%
	Aerospace & Defense — 0.3%
10,149	Cadre Holdings, Inc.	$335,628
19,088	HEICO Corp.	6,237,958
		6,573,586
	Automobile Components — 0.1%
9,137	Dorman Products, Inc. (a)	1,102,105
	Automobiles — 0.2%
13,161	Tesla, Inc. (a)	4,057,141
	Banks — 5.1%
17,909	Bank of Hawaii Corp.	1,108,209
48,823	Bank OZK	2,406,974
20,841	Berkshire Hills Bancorp, Inc.	513,522
594,731	Citigroup, Inc. (b)	55,726,295
22,079	Commerce Bancshares, Inc.	1,351,235
10,258	Customers Bancorp, Inc. (a)	653,947
43,795	East West Bancorp, Inc.	4,390,449
32,945	First Hawaiian, Inc.	798,916
10,546	Heritage Financial Corp.	237,707
25,428	JPMorgan Chase & Co.	7,532,791
10,324	National Bank Holdings Corp., Class A	382,607
18,964	Texas Capital Bancshares, Inc. (a)	1,592,407
9,650	TowneBank	338,040
412,742	U.S. Bancorp	18,556,880
31,476	United Bankshares, Inc.	1,118,028
29,621	United Community Banks, Inc.	903,440
		97,611,447
	Beverages — 0.9%
80,824	Anheuser-Busch InBev S.A./N.V., ADR	4,661,120
11,423	Coca-Cola Europacific Partners PLC	1,107,117
200,134	Monster Beverage Corp. (a)	11,757,873
7,079	National Beverage Corp. (a)	324,360
		17,850,470
	Biotechnology — 4.6%
73,406	Alkermes PLC (a)	1,944,525
44,001	Catalyst Pharmaceuticals, Inc. (a)	938,541
83,182	Exelixis, Inc. (a)	3,012,852
360,422	Gilead Sciences, Inc. (b)	40,471,786
70,822	Halozyme Therapeutics, Inc. (a)	4,247,195
19,460	Kiniksa Pharmaceuticals International PLC (a)	588,860
43,470	PTC Therapeutics, Inc. (a)	2,265,222
18,878	United Therapeutics Corp. (a)	5,185,787
66,296	Vertex Pharmaceuticals, Inc. (a)	30,288,653
		88,943,421
	Broadline Retail — 5.8%
267,822	Amazon.com, Inc. (a) (b)	62,699,808
5,220	Dillard’s, Inc., Class A	2,437,375
44,963	Ollie’s Bargain Outlet Holdings, Inc. (a)	6,143,295
364,027	PDD Holdings, Inc., ADR (a) (b)	41,298,863
		112,579,341

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Building Products — 1.1%
22,376	Advanced Drainage Systems, Inc.	$2,567,646
14,370	Allegion PLC	2,384,271
9,518	AZZ, Inc.	1,042,221
183,927	Carrier Global Corp.	12,621,071
4,280	CSW Industrials, Inc.	1,110,574
51,347	Janus International Group, Inc. (a)	440,044
38,609	Zurn Elkay Water Solutions Corp.	1,708,448
		21,874,275
	Capital Markets — 0.7%
19,500	Ameriprise Financial, Inc.	10,104,705
41,400	Moelis & Co., Class A	2,903,796
		13,008,501
	Chemicals — 0.5%
6,666	Balchem Corp.	1,016,365
91,093	CF Industries Holdings, Inc.	8,456,163
9,685	Innospec, Inc.	773,832
		10,246,360
	Commercial Services & Supplies — 1.5%
9,522	Brady Corp., Class A	671,967
63,661	Cintas Corp.	14,167,756
45,811	Republic Services, Inc.	10,566,307
73,407	Rollins, Inc.	4,204,019
		29,610,049
	Communications Equipment — 0.0%
6,940	Digi International, Inc. (a)	226,313
	Construction & Engineering — 0.4%
35,170	AECOM	3,965,066
85,388	API Group Corp. (a)	3,079,945
5,400	Stantec, Inc.	590,544
		7,635,555
	Construction Materials — 0.2%
14,923	Eagle Materials, Inc.	3,347,080
	Consumer Staples Distribution & Retail — 0.9%
3,947	Costco Wholesale Corp.	3,708,759
61,052	Sprouts Farmers Market, Inc. (a)	9,251,820
39,068	Walmart, Inc.	3,827,883
		16,788,462
	Containers & Packaging — 0.2%
44,498	Crown Holdings, Inc.	4,421,321
	Diversified Consumer Services — 0.4%
15,702	Adtalem Global Education, Inc. (a)	1,794,268
27,711	Frontdoor, Inc. (a)	1,621,094
63,180	H&R Block, Inc.	3,433,201
29,954	Laureate Education, Inc. (a)	676,960
19,139	Perdoceo Education Corp.	550,820
		8,076,343

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified REITs — 0.2%
19,397	Alexander & Baldwin, Inc.	$348,758
49,137	WP Carey, Inc.	3,152,630
		3,501,388
	Diversified Telecommunication Services — 0.0%
3,515	IDT Corp., Class B	207,069
23,237	Telkom Indonesia Persero Tbk PT, ADR	408,971
		616,040
	Electrical Equipment — 0.2%
14,301	Acuity, Inc.	4,452,616
	Energy Equipment & Services — 0.1%
71,114	Tenaris S.A., ADR	2,484,723
10,858	USA Compression Partners, L.P. (c)	258,963
		2,743,686
	Entertainment — 1.5%
125,040	Electronic Arts, Inc.	19,067,350
46,678	NetEase, Inc., ADR	6,082,143
3,711	Netflix, Inc. (a)	4,302,533
		29,452,026
	Financial Services — 3.3%
50,505	Berkshire Hathaway, Inc., Class B (a) (b)	23,832,299
24,303	Jack Henry & Associates, Inc.	4,127,014
54,440	Mastercard, Inc., Class A	30,838,627
15,615	Visa, Inc., Class A	5,394,514
		64,192,454
	Food Products — 1.0%
40,543	Cal-Maine Foods, Inc.	4,505,949
141,086	Campbell’s (The) Co.	4,503,465
266,460	Conagra Brands, Inc.	4,865,560
84,432	Flowers Foods, Inc.	1,338,247
14,404	Fresh Del Monte Produce, Inc.	541,446
112,623	Hormel Foods Corp.	3,163,580
		18,918,247
	Health Care Equipment & Supplies — 0.6%
35,596	ResMed, Inc.	9,679,976
4,109	UFP Technologies, Inc. (a)	930,237
		10,610,213
	Health Care Providers & Services — 4.7%
7,753	Addus HomeCare Corp. (a)	827,865
130,048	Alignment Healthcare, Inc. (a)	1,792,062
84,699	Cardinal Health, Inc.	13,146,979
63,082	Cencora, Inc.	18,046,499
190,005	Centene Corp. (a)	4,953,430
429,328	CVS Health Corp.	26,661,269
35,545	McKesson Corp.	24,651,879
		90,079,983

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 0.1%
63,836	CareTrust REIT, Inc.	$2,029,985
12,651	LTC Properties, Inc.	430,640
		2,460,625
	Hotels, Restaurants & Leisure — 5.5%
230,160	Airbnb, Inc., Class A (a)	30,475,486
44,947	Atour Lifestyle Holdings Ltd., ADR	1,520,107
8,443	Booking Holdings, Inc. (b)	46,470,779
24,511	Domino’s Pizza, Inc.	11,353,740
78,857	H World Group Ltd., ADR	2,461,915
54,536	Planet Fitness, Inc., Class A (a)	5,954,786
42,790	Texas Roadhouse, Inc.	7,921,713
		106,158,526
	Household Durables — 0.0%
11,919	Green Brick Partners, Inc. (a)	738,263
	Household Products — 0.9%
199,063	Colgate-Palmolive Co.	16,691,433
	Industrial REITs — 0.1%
59,349	STAG Industrial, Inc.	2,037,451
	Insurance — 1.8%
11,037	Bowhead Specialty Holdings, Inc. (a)	358,703
20,086	Hamilton Insurance Group Ltd., Class B (a)	431,648
4,255	HCI Group, Inc.	595,870
1,722	Kinsale Capital Group, Inc.	758,868
6,757	Primerica, Inc.	1,794,862
116,209	Progressive (The) Corp.	28,127,226
16,323	RLI Corp.	1,077,155
13,842	Skyward Specialty Insurance Group, Inc. (a)	700,128
		33,844,460
	Interactive Media & Services — 5.2%
148,507	Alphabet, Inc., Class A (b)	28,498,494
120,491	Alphabet, Inc., Class C (b)	23,237,894
61,623	Meta Platforms, Inc., Class A (b)	47,661,693
29,482	Yelp, Inc. (a)	1,015,065
		100,413,146
	IT Services — 0.4%
31,275	VeriSign, Inc.	8,408,909
	Life Sciences Tools & Services — 0.4%
19,176	Medpace Holdings, Inc. (a)	8,191,987
	Machinery — 0.9%
30,254	Allison Transmission Holdings, Inc.	2,724,978
17,326	Blue Bird Corp. (a)	776,032
20,876	Federal Signal Corp.	2,642,275
32,643	Graco, Inc.	2,741,359
7,946	Proto Labs, Inc. (a)	342,631
5,406	RBC Bearings, Inc. (a)	2,093,960
15,924	Snap-on, Inc.	5,114,630
6,704	Watts Water Technologies, Inc., Class A	1,758,593
		18,194,458

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining — 1.0%
16,304	Compass Minerals International, Inc. (a)	$324,939
138,287	Gold Fields Ltd., ADR	3,368,671
29,423	OR Royalties, Inc.	815,311
113,125	Rio Tinto PLC, ADR	6,761,481
166,255	Sandstorm Gold Ltd.	1,556,147
65,325	Wheaton Precious Metals Corp.	5,977,891
		18,804,440
	Office REITs — 0.1%
38,912	COPT Defense Properties	1,061,519
	Oil, Gas & Consumable Fuels — 4.4%
127,363	Antero Midstream Corp.	2,337,111
181,228	Antero Resources Corp. (a)	6,330,294
16,923	Black Stone Minerals, L.P. (c)	212,045
38,342	California Resources Corp.	1,847,317
249,376	Canadian Natural Resources Ltd.	7,905,219
78,508	Cheniere Energy, Inc.	18,518,467
39,887	Chord Energy Corp.	4,400,733
199,512	Enterprise Products Partners, L.P. (c)	6,182,877
15,832	Excelerate Energy, Inc., Class A	406,249
157,199	Expand Energy Corp.	16,471,311
41,794	Exxon Mobil Corp.	4,665,882
16,635	FLEX LNG Ltd.	417,039
96,819	Frontline PLC	1,783,406
77,506	Hafnia Ltd.	426,283
45,451	Hess Midstream, L.P., Class A (c) (d)	1,978,482
33,834	Kimbell Royalty Partners, L.P. (c)	503,112
18,928	Magnolia Oil & Gas Corp., Class A	450,865
47,078	Pembina Pipeline Corp.	1,750,831
151,367	Plains All American Pipeline, L.P. (c)	2,762,448
84,997	Range Resources Corp.	3,121,090
31,457	Sitio Royalties Corp., Class A	571,574
32,714	World Kinect Corp.	892,111
		83,934,746
	Pharmaceuticals — 0.8%
14,212	Collegium Pharmaceutical, Inc. (a)	424,371
7,432	Eli Lilly & Co.	5,500,200
25,907	Harmony Biosciences Holdings, Inc. (a)	911,408
29,094	Innoviva, Inc. (a)	528,638
13,248	Prestige Consumer Healthcare, Inc. (a)	979,690
167,040	Royalty Pharma PLC, Class A	6,147,072
23,103	Supernus Pharmaceuticals, Inc. (a)	810,915
		15,302,294
	Professional Services — 2.1%
65,530	Automatic Data Processing, Inc.	20,281,535
20,761	Broadridge Financial Solutions, Inc.	5,138,555
17,173	CACI International, Inc., Class A (a)	7,909,369
20,062	Fiverr International Ltd. (a)	442,969
16,143	Korn Ferry	1,144,055
80,382	Legalzoom.com, Inc. (a)	722,634

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
14,715	Paylocity Holding Corp. (a)	$2,720,509
27,696	Science Applications International Corp.	3,087,550
		41,447,176
	Real Estate Management & Development — 0.1%
17,828	Landbridge Co. LLC, Class A	1,010,491
	Residential REITs — 0.2%
57,977	Equity LifeStyle Properties, Inc.	3,473,982
	Retail REITs — 0.7%
223,784	Realty Income Corp.	12,560,996
	Semiconductors & Semiconductor Equipment — 9.9%
128,436	Broadcom, Inc. (b)	37,721,653
23,746	Cirrus Logic, Inc. (a)	2,391,460
39,082	KLA Corp.	34,354,251
654,075	NVIDIA Corp. (b)	116,340,320
		190,807,684
	Software — 9.9%
110,123	Adobe, Inc. (a) (b)	39,389,896
49,222	Bentley Systems, Inc., Class B	2,853,892
90,976	Clear Secure, Inc., Class A	2,675,604
10,163	Descartes Systems Group (The), Inc. (a)	1,074,839
80,619	Docusign, Inc. (a)	6,098,021
156,405	Dropbox, Inc., Class A (a)	4,249,524
184,263	Fortinet, Inc. (a)	18,407,874
199,947	Microsoft Corp. (b)	106,671,724
45,282	Open Text Corp.	1,332,649
22,870	Progress Software Corp.	1,099,590
11,441	Qualys, Inc. (a)	1,522,454
85,782	Zoom Communications, Inc. (a)	6,352,157
		191,728,224
	Specialized REITs — 1.1%
27,689	EPR Properties	1,524,003
45,245	Extra Space Storage, Inc.	6,079,118
33,256	Four Corners Property Trust, Inc.	839,381
57,346	Gaming and Leisure Properties, Inc.	2,613,831
282,842	VICI Properties, Inc.	9,220,649
		20,276,982
	Specialty Retail — 3.4%
19,770	Buckle (The), Inc.	976,045
173,081	Chewy, Inc., Class A (a)	6,352,073
113,543	Ross Stores, Inc.	15,503,161
201,363	TJX (The) Cos., Inc.	25,075,734
33,595	Ulta Beauty, Inc. (a)	17,301,761
845	Winmark Corp.	318,920
		65,527,694
	Technology Hardware, Storage & Peripherals — 5.2%
441,495	Apple, Inc. (b)	91,641,117

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
34,656	CompoSecure, Inc., Class A (a)	$492,462
83,729	NetApp, Inc.	8,718,701
		100,852,280
	Textiles, Apparel & Luxury Goods — 4.8%
103,293	Deckers Outdoor Corp. (a)	10,966,618
21,339	G-III Apparel Group Ltd. (a)	503,600
81,040	Lululemon Athletica, Inc. (a)	16,250,951
750,463	NIKE, Inc., Class B (b)	56,052,081
31,762	Ralph Lauren Corp.	9,488,898
		93,262,148
	Tobacco — 1.2%
364,519	Altria Group, Inc. (b)	22,578,307
6,079	Universal Corp.	331,123
		22,909,430
	Trading Companies & Distributors — 1.6%
67,593	Core & Main, Inc., Class A (a)	4,301,619
69,232	Ferguson Enterprises, Inc.	15,461,583
15,963	GMS, Inc. (a)	1,750,183
9,662	W.W. Grainger, Inc.	10,044,035
		31,557,420
	Wireless Telecommunication Services — 2.1%
168,694	T-Mobile US, Inc. (b)	40,218,337
	Total Common Stocks	1,900,393,524
	(Cost $1,755,472,868)
MONEY MARKET FUNDS — 0.3%
5,119,650	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (e)	5,119,650
	(Cost $5,119,650)
	Total Investments — 98.7%	1,905,513,174
	(Cost $1,760,592,518)
COMMON STOCKS SOLD SHORT — (28.0)%
	Aerospace & Defense — (2.1)%
(30,530)	Boeing (The) Co. (a)	(6,772,775)
(53,922)	Embraer S.A., ADR	(3,104,829)
(42,559)	Hexcel Corp.	(2,549,710)
(43,480)	L3Harris Technologies, Inc.	(11,949,173)
(28,428)	Leonardo DRS, Inc.	(1,182,605)
(26,432)	Northrop Grumman Corp.	(15,240,955)
		(40,800,047)
	Air Freight & Logistics — (0.1)%
(69,555)	ZTO Express Cayman, Inc., ADR	(1,369,538)
	Banks — (1.3)%
(203,276)	Flagstar Financial, Inc.	(2,294,986)
(38,041)	ICICI Bank Ltd., ADR	(1,281,982)
(279,651)	Mitsubishi UFJ Financial Group, Inc., ADR	(3,887,149)
(102,146)	Old National Bancorp	(2,156,302)
(8,497)	ServisFirst Bancshares, Inc.	(668,289)
(44,869)	Webster Financial Corp.	(2,586,698)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Banks (Continued)
(112,540)	Wells Fargo & Co.	$(9,074,100)
(31,999)	Western Alliance Bancorp	(2,481,842)
(24,431,348)
Beverages — (1.3)%
(173,196)	Coca-Cola (The) Co.	(11,758,276)
(96,263)	PepsiCo, Inc.	(13,276,593)
(25,034,869)
Biotechnology — (0.0)%
(18,206)	Vericel Corp. (a)	(636,118)
Broadline Retail — (0.4)%
(238,096)	Coupang, Inc. (a)	(7,007,165)
Building Products — (0.3)%
(27,465)	AAON, Inc.	(2,293,328)
(63,077)	Trex Company, Inc. (a)	(4,052,066)
(6,345,394)
Capital Markets — (0.4)%
(6,965)	Bank of New York Mellon (The) Corp.	(706,599)
(69,809)	State Street Corp.	(7,801,156)
(8,507,755)
Chemicals — (1.9)%
(45,651)	Air Products and Chemicals, Inc.	(13,142,010)
(103,663)	Corteva, Inc.	(7,477,212)
(47,261)	Eastman Chemical Co.	(3,431,621)
(27,132)	Linde PLC	(12,487,775)
(36,538,618)
Commercial Services & Supplies — (0.3)%
(12,041)	Clean Harbors, Inc. (a)	(2,839,388)
(64,616)	GFL Environmental, Inc.	(3,252,770)
(6,092,158)
Communications Equipment — (0.0)%
(89,496)	Viavi Solutions, Inc. (a)	(899,435)
Construction Materials — (0.1)%
(16,058)	Knife River Corp (a)	(1,324,464)
Consumer Staples Distribution & Retail — (0.7)%
(180,621)	Kroger (The) Co.	(12,661,532)
Containers & Packaging — (1.3)%
(87,603)	Ball Corp.	(5,016,148)
(109,881)	Graphic Packaging Holding Co.	(2,456,939)
(217,564)	International Paper Co.	(10,168,941)
(26,221)	Silgan Holdings, Inc.	(1,220,063)
(127,557)	Smurfit WestRock PLC	(5,660,980)
(24,523,071)
Distributors — (0.1)%
(94,341)	LKQ Corp.	(2,780,229)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Diversified Telecommunication Services — (0.1)%
(23,703)	Cogent Communications Holdings, Inc.	$(1,080,620)
(4,887)	GCI Liberty, Inc., Class C (a)	(162,492)
(1,243,112)
Electrical Equipment — (0.8)%
(38,719)	Eaton Corp. PLC	(14,895,974)
Electronic Equipment, Instruments & Components — (0.1)%
(12,567)	IPG Photonics Corp. (a)	(941,143)
(10,433)	Rogers Corp. (a)	(684,196)
(1,625,339)
Energy Equipment & Services — (0.5)%
(34,648)	Aris Water Solutions, Inc., Class A	(736,963)
(241,073)	Schlumberger N.V.	(8,148,267)
(8,885,230)
Entertainment — (0.9)%
(32,281)	IMAX Corp (a)	(832,527)
(23,377)	Sphere Entertainment Co. (a)	(1,006,380)
(55,134)	Take-Two Interactive Software, Inc. (a)	(12,279,996)
(80,393)	Warner Music Group Corp., Class A	(2,352,299)
(16,471,202)
Financial Services — (0.4)%
(98,063)	Equitable Holdings, Inc.	(5,035,535)
(34,860)	Voya Financial, Inc.	(2,440,200)
(7,475,735)
Food Products — (0.1)%
(19,157)	Ingredion, Inc.	(2,519,912)
Ground Transportation — (0.3)%
(61,863)	RXO, Inc. (a)	(955,783)
(13,716)	Ryder System, Inc.	(2,437,470)
(29,312)	Schneider National, Inc., Class B	(716,679)
(36,001)	Werner Enterprises, Inc.	(997,948)
(5,107,880)
Health Care Equipment & Supplies — (1.9)%
(175,568)	Baxter International, Inc.	(3,820,360)
(72,749)	Becton Dickinson & Co.	(12,967,509)
(73,421)	Cooper (The) Cos., Inc. (a)	(5,190,130)
(37,184)	Enovis Corp. (a)	(996,531)
(39,224)	Glaukos Corp. (a)	(3,376,794)
(19,053)	Inspire Medical Systems, Inc. (a)	(2,372,861)
(24,107)	Masimo Corp. (a)	(3,707,416)
(34,816)	PROCEPT BioRobotics Corp. (a)	(1,688,924)
(49,721)	QuidelOrtho Corp. (a)	(1,144,577)
(13,185)	Solventum Corp. (a)	(940,882)
(8,782)	Zimmer Biomet Holdings, Inc.	(804,870)
(37,010,854)
Hotels, Restaurants & Leisure — (1.0)%
(119,623)	Genius Sports Ltd. (a)	(1,345,759)
(27,496)	MakeMyTrip Ltd. (a)	(2,573,351)
(15,128)	Restaurant Brands International, Inc.	(1,026,586)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Hotels, Restaurants & Leisure (Continued)
(68,339)	Six Flags Entertainment Corp. (a)	$(2,047,436)
(134,349)	Starbucks Corp.	(11,978,557)
(18,971,689)
Household Durables — (0.3)%
(29,006)	Mohawk Industries, Inc. (a)	(3,321,477)
(350,588)	Newell Brands, Inc.	(1,966,799)
(6,554)	SharkNinja, Inc. (a)	(760,919)
(6,049,195)
Household Products — (0.0)%
(30,005)	Energizer Holdings, Inc.	(675,713)
Industrial Conglomerates — (0.4)%
(53,614)	3M Co.	(8,000,281)
Insurance — (0.6)%
(152,031)	American International Group, Inc.	(11,802,166)
Interactive Media & Services — (0.0)%
(24,129)	Ziff Davis, Inc. (a)	(750,894)
IT Services — (0.8)%
(97,788)	Akamai Technologies, Inc. (a)	(7,462,203)
(22,051)	ASGN, Inc. (a)	(1,105,637)
(61,541)	DigitalOcean Holdings, Inc. (a)	(1,714,532)
(102,232)	Fastly, Inc., Class A (a)	(694,155)
(31,121)	Twilio, Inc., Class A (a)	(4,014,609)
(14,991,136)
Leisure Products — (0.0)%
(12,770)	Acushnet Holdings Corp.	(1,016,747)
Life Sciences Tools & Services — (1.1)%
(31,997)	Azenta, Inc. (a)	(1,046,302)
(24,689)	Bruker Corp.	(948,798)
(32,663)	Repligen Corp. (a)	(3,823,858)
(31,609)	Thermo Fisher Scientific, Inc.	(14,782,897)
(20,601,855)
Machinery — (0.9)%
(9,495)	Albany International Corp., Class A	(514,534)
(24,376)	Chart Industries, Inc. (a)	(4,846,680)
(24,321)	Deere & Co.	(12,753,203)
(18,114,417)
Media — (0.2)%
(102,866)	DoubleVerify Holdings, Inc. (a)	(1,575,907)
(24,436)	Liberty Broadband Corp., Class C (a)	(1,498,416)
(3,074,323)
Metals & Mining — (0.1)%
(37,028)	Warrior Met Coal, Inc.	(1,902,499)
Oil, Gas & Consumable Fuels — (1.4)%
(428,534)	BP PLC, ADR	(13,777,368)
(35,188)	Core Natural Resources, Inc.	(2,597,226)
(167,904)	Crescent Energy Co., Class A	(1,551,433)
(63,030)	Golar LNG Ltd.	(2,594,315)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Oil, Gas & Consumable Fuels (Continued)
(53,272)	Viper Energy, Inc.	$(2,006,224)
(61,319)	Williams (The) Cos., Inc.	(3,676,074)
(26,202,640)
Personal Care Products — (0.1)%
(9,566)	Interparfums, Inc.	(1,153,660)
Pharmaceuticals — (0.2)%
(98,784)	Sanofi S.A., ADR	(4,508,502)
Professional Services — (0.8)%
(333,293)	Alight, Inc., Class A	(1,786,451)
(14,643)	CBIZ, Inc. (a)	(894,980)
(68,087)	Dayforce, Inc. (a)	(3,926,577)
(14,180)	FTI Consulting, Inc. (a)	(2,358,843)
(72,084)	TransUnion	(6,861,676)
(15,828,527)
Real Estate Management & Development — (0.3)%
(34,983)	CBRE Group, Inc., Class A (a)	(5,448,252)
Semiconductors & Semiconductor Equipment — (1.0)%
(28,883)	ARM Holdings PLC, ADR (a)	(4,083,334)
(391,367)	ASE Technology Holding Co., Ltd., ADR	(3,717,987)
(617,859)	Intel Corp.	(12,233,608)
(20,034,929)
Software — (3.2)%
(29,324)	ACI Worldwide, Inc. (a)	(1,248,030)
(13,138)	Alarm.com Holdings, Inc. (a)	(717,729)
(42,408)	Alkami Technology, Inc. (a)	(945,274)
(41,011)	AvePoint, Inc. (a)	(782,490)
(1,599,183)	BlackBerry Ltd. (a)	(5,900,985)
(166,730)	CCC Intelligent Solutions Holdings, Inc. (a)	(1,612,279)
(266,393)	Confluent, Inc., Class A (a)	(4,721,816)
(27,223)	Crowdstrike Holdings, Inc., Class A (a)	(12,374,759)
(68,207)	Klaviyo, Inc., Class A (a)	(2,121,238)
(68,519)	nCino, Inc. (a)	(1,913,393)
(48,556)	Procore Technologies, Inc. (a)	(3,478,066)
(139,380)	Samsara, Inc., Class A (a)	(5,300,621)
(169,088)	SentinelOne, Inc., Class A (a)	(3,101,074)
(12,391)	Synopsys, Inc. (a)	(7,849,327)
(46,530)	Tenable Holdings, Inc. (a)	(1,456,854)
(10,374)	Tyler Technologies, Inc. (a)	(6,064,226)
(48,331)	Vertex, Inc., Class A (a)	(1,603,139)
(61,191,300)
Specialized REITs — (0.0)%
(6,224)	Crown Castle, Inc.	(654,080)
Textiles, Apparel & Luxury Goods — (0.2)%
(54,785)	Birkenstock Holding PLC (a)	(2,744,180)
(315,908)	Hanesbrands, Inc. (a)	(1,292,064)
(4,036,244)
Trading Companies & Distributors — (0.0)%
(6,017)	GATX Corp.	(918,736)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Wireless Telecommunication Services — (0.0)%
(18,478)	Telephone and Data Systems, Inc.	$(721,381)
	Total Investments Sold Short — (28.0)%	(540,836,145)
	(Proceeds $534,969,645)
	Net Other Assets and Liabilities — 29.3%	565,686,443
	Net Assets — 100.0%	$1,930,363,472
Futures Contracts at July 31, 2025:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
S&P 500 E-mini Futures	150	Sep-2025	$(47,806,875)	$(1,408,571)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At July 31, 2025, the segregated value of these securities amounts to $437,692,253.
(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,900,393,524	$1,900,393,524	$—	$—
Money Market Funds	5,119,650	5,119,650	—	—
Total Investments	$1,905,513,174	$1,905,513,174	$—	$—

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(540,836,145)	$(540,836,145)	$—	$—
Futures Contracts	(1,408,571)	(1,408,571)	—	—
Total	$(542,244,716)	$(542,244,716)	$—	$—

*	See Portfolio of Investments for industry breakout.